SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9 - SHAREHOLDERS' EQUITY:

a.	Option plans

In 2001, 2003 and 2013 the Company's Board of Directors approved option plans for employees, directors and service providers (the "Plans").  Through December 31, 2016, the Company granted as part of the Plans 5,250,983 options, 165,580 restricted shares and 668,074 restricted share units (see b. below) to employees, directors and service providers. Each option is exercisable into one ordinary share of NIS 0.01 par value.  On December 31, 2016, 307,756 shares were available for issuance upon grants of options or restricted shares or restricted share units under the Plans.

From the effective date of grant options generally vest over a 4-year period 25% each year. In addition, at December 31, 2016, there are 62,782 outstanding options, which are also subject to performance conditions that were not met as of December 31, 2016. Immediately upon exercise, the ordinary shares issued will have the same rights as all other ordinary shares.  In general, any option not exercised within 10 years from the grant date or within three months from the termination of employment will expire, unless extended by the Board of Directors.

The Plans with respect to Israeli employees are intended to be governed by the terms stipulated by Section 102 of the Israeli Income Tax Ordinance. In accordance with the capital gain track chosen by the Company and pursuant to the terms thereof, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the Plan - with the exception of the work-income benefit component, if any, determined on the grant date. Options granted to employees from other countries are subject to similar terms with certain changes required for local regulations.

The fair value of options granted during the years ended December 31, 2016, 2015 and 2014 was $3.95 $2.75 and $3.57, respectively.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

	Year ended December 31
	2016	2015	2014
Dividend yield	0%	0%	0%
Expected volatility	63%	64%	71%
Risk-free interest rate	2.19%	2.07%	2.44%
Contractual term	10 years	10 years	10 years
Early exercise multiple	191%-215%	178%-203%	178%-203%

The expected volatility is based on the historical volatility of the Company's shares and of comparable companies.  The risk-free interest rate assumption is derived from the interest curve for U.S. government bonds for periods corresponding to the life term of the option on the grant date. The early exercise multiple was based on data of comparable companies.

The total unrecognized compensation cost of options granted to employees, directors and service providers (not including compensation cost in respect of restricted share units, see b. below) at December 31, 2016 is $2,136,000 which is expected to be recognized over a period of 3 years.

A summary of share option plans (excluding restricted share units information, see b. below), and related information, under all of the Company's equity incentive plans for the years ended December 31, 2016, 2015 and 2014 are as follows:

Options granted to employees, directors and service providers:

	Year ended December 31
	2016		2015		2014
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,672,684	6.87	1,587,612	6.64	1,967,784	2.51
Granted	412,059	9.80	347,563	7.38	554,433	13.76
Exercised	(51,746)	3.69	(175,482)	3.04	(908,169)	1.94
Forfeited	(257,738)	11.96	(87,009)	12.55	(26,436)	9.73
Outstanding at the end of the year	1,775,259	6.90	1,672,684	6.87	1,587,612	6.64
Exercisable at the end of the year	1,061,474	4.91	987,568	4.22	1,039,011	2.87

* In dollars per share.

The following table summarizes information concerning outstanding and exercisable options as of December 31, 2016:

	Options outstanding			Options exercisable
				Shares
	Shares upon		Aggregate	upon		Aggregate
	exercise of	Weighted	intrinsic	exercise of	Weighted	intrinsic
	options	average	value	options	average	value
	outstanding	remaining	(U.S.	outstanding	remaining	(U.S.
Exercise	at end of	contractual	dollars in	at end of	contractual	dollars in
prices *	year	life	thousands)	year	life	thousands)
0.0001	47,600	0.79	312	47,600	0.79	312
1.47	193,800	1.61	984	193,800	1.61	984
3.12	485,316	3.80	1,665	485,316	3.80	1,665
5.34	79,578	6.26	96	79,578	6.26	96
6.97	185,820	8.02	-	48,038	8.06	-
7.84	110,831	8.01	-	27,706	8.01	-
8.35	3,750	8.58	-	3,750	8.58	-
8.49	33,750	9.65	-	-	-
9.92	310,123	9.01	-	-	-
13.76	311,091	7.61	-	165,486	7.61	-
14	13,600	6.75	-	10,200	6.75	-
	1,775,259	6.02	3,057	1,061,474	4.39	3,057

* In dollars per share.

The aggregate intrinsic value in the above table represents the total pre-tax intrinsic value, based on the Company's closing share price of $6.55 on December 31, 2016, less the exercise price. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.

b.	Restricted shares and restricted share units

In August 2013, the Company's Board of Directors approved a grant of 156,060 restricted shares to the current Chairman of the Board of Directors.  The restricted shares are subject to vesting over four years commencing on March 31, 2013 and to other vesting milestones as follows: (i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined. Following the closing of the IPO, the change in control event occurred and accordingly, the 104,040 restricted shares will vest according to their vesting schedule. In addition, the market cap milestone was met in the year ended December 31, 2014 and the 52,020 restricted shares will vest according to their vesting schedule.

The fair value of the restricted shares is estimated based on the market value of the Company's stock on the date of grant. The Company recorded an expense of $545,000, $412,000 and $412,000 for the years ended December 31 2016, 2015 and 2014, respectively in respect of such restricted shares. The total unrecognized compensation expense in respect of such restricted shares at December 31 2016 is $120,000, which is expected to be recognized in the first quarter of 2017.

In August 2014, the Company's Board of Directors approved a grant of 277,249 restricted share units to the Company's employees. The restricted share units are subject to vesting over four years commencing on August 15, 2014. The fair value of these restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $430,000, $397,000 and $170,000 for the years ended December 31, 2016, 2015 and 2014, respectively, in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2016 is $677,000, which is expected to be recognized over a period of 1.6 years.

In January and February 2015, the Company granted 160,398 restricted share units to the Company's employees of which 129,007 are subject to vesting over four years commencing on January 1, 2015 and 31,391 are also subject to performance conditions that were not met as of December 31, 2016. The fair value of the 129,007 restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $145,000 and $153,000 for the years ended December 31, 2016 and 2015, respectively, in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2016 is $314,000, which is expected to be recognized over a period of 2 years.

In February and July 2015, the Company granted 7,500 restricted share units to two of its directors. The restricted share units vested in August 2016. The fair value of these restricted share units was estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $20,000 and $24,000 for the years ended December 31, 2016 and 2015, respectively in respect of such restricted share units.

In January 2016, the Company granted an aggregate of 189,177 restricted share units to the Company's employees. The restricted share units are subject to vesting over four years commencing on January 1, 2016. The fair value of these restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $301,000 in the year ended December 31, 2016 in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2016 is $905,000, which is expected to be recognized over a period of 3 years.

In August 2016, the Company granted an aggregate of 33,750 restricted share units to its directors. The restricted share units will vest as of the date of the Company's annual meeting of shareholders in 2017. The fair value of these restricted share units is estimated based on the market value of the Company's stock on the date of award. The Company recorded an expense of $98,000 in the year ended December 31, 2016 in respect of such restricted share units. The total unrecognized compensation expense in respect of such restricted shares units at December 31, 2016 is $138,000, which is expected to be recognized in 2017.

Restricted share units granted to employees and directors:

	Number of restricted share units upon exercise
	2016	2015	2014
Outstanding at the beginning of the year	333,274	269,231	-
Granted	222,927	167,898	277,249
Vested	(82,463)	(60,344)
Forfeited	(101,661)	(43,511)	(8,018)
Outstanding at the end of the year	372,077	333,274	269,231

c.
Share based compensation expense

The following table illustrates the effect of share-based compensation (including restricted shares and restricted share units information) expense on the consolidated statement of operations and comprehensive income (loss):

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Cost of revenues	$140	$108	$51
Research and development expenses -net	358	255	103
Selling and marketing expenses	811	362	146
General and administrative expenses	1,271	908	552
	$2,580	$1,633	$852

d.	Accumulated other comprehensive loss:

	December 31
	2016	2015	2014
	U.S. dollars in thousands
Unrealized loss on marketable securities*	$(465)	$(284)	$(125)
Currency translation adjustment	(386)	(275)	(177)
Unrealized gain from cash flow hedge**	415	88	238
	$(436)	$(471)	$(64)

*
In the years ended December 31, 2016 and 2015, an amount of $95,000 and $108,000, respectively, in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income (loss) into financial expenses.

**
In the year ended December 31, 2016, amounts of $65,000 and $(12,000) in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income (loss) into financial income and revenues, respectively.

In the year ended December 31, 2015, an amount of $939,000 in respect of unrealized gain from cash flow hedge was reclassified from accumulated other comprehensive income (loss) into revenues.

In the year ended December 31, 2014, amounts of $60,000 and $470,000 in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income (loss) into financial income and revenues, respectively.